Buffalo International Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Belgium - 0.6%
Beverages - 0.6%
Anheuser-Busch InBev SA/NV	101,463	$5,079,644

Canada - 5.2%
Commercial Services & Supplies - 2.2%
GFL Environmental, Inc.	451,897	20,127,493
		$–
Ground Transportation - 1.1%
Canadian National Railway Co.	93,998	9,541,737
		$–
Software - 1.9%
Constellation Software, Inc.	5,502	17,013,388
Total Canada		46,682,618

China - 0.5%
Banks - 0.5%
China Merchants Bank Co. Ltd. - Class H	900,000	4,593,943

Denmark - 3.0%
Health Care Equipment & Supplies - 1.1%
Coloplast AS - Class B	90,000	9,860,595
		$–
Pharmaceuticals - 1.9%
Novo Nordisk AS - ADR	152,000	13,075,040
Novo Nordisk AS - Class B	40,000	3,451,273
		16,526,313
Total Denmark		26,386,908

France - 14.2%
Aerospace & Defense - 1.3%
Thales SA	80,000	11,487,642
		$–
Chemicals - 1.5%
Air Liquide SA	81,694	13,280,167
		$–
Construction & Engineering - 1.2%
Vinci SA	100,024	10,298,140
		$–
Electrical Equipment - 2.6%
Schneider Electric SE	93,000	23,152,932
		$–
IT Services - 1.2%
Capgemini SE	64,607	10,552,121
		$–
Life Sciences Tools & Services - 0.7%
Sartorius Stedim Biotech	33,000	6,442,573
		$–
Pharmaceuticals - 1.7%
Sanofi SA	43,000	4,180,068
Sanofi SA - ADR	219,257	10,574,765
		14,754,833
Professional Services - 1.8%
Bureau Veritas SA	543,422	16,509,296
		$–
Software - 0.9%
Dassault Systemes SE	239,892	8,301,214
		$–
Textiles, Apparel & Luxury Goods - 1.3%
LVMH Moet Hennessy Louis Vuitton SE	17,100	11,248,273
Total France		126,027,191

Germany - 12.2%
Capital Markets - 0.6%
DWS Group GmbH & Co. KGaA (a)	142,000	5,867,227
		$–
Chemicals - 1.3%
Symrise AG	107,017	11,415,797
		$–
Health Care Providers & Services - 1.3%
Fresenius SE & Co. KGaA (b)	322,659	11,199,817
		$–
Industrial Conglomerates - 1.8%
Siemens AG	81,200	15,833,586
		$–
Insurance - 2.1%
Hannover Rueck SE	15,000	3,756,294
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	29,434	14,851,305
		18,607,599
Pharmaceuticals - 1.2%
Merck KGaA	74,750	10,877,847
		$–
Software - 2.4%
SAP SE - ADR	87,391	21,516,538
		$–
Textiles, Apparel & Luxury Goods - 1.0%
Puma SE	192,347	8,844,275
		$–
Trading Companies & Distributors - 0.5%
Brenntag SE	78,000	4,690,820
Total Germany		108,853,506

Hong Kong - 0.8%
Beverages - 0.3%
China Resources Beer Holdings Co. Ltd.	750,000	2,441,392
		$–
Capital Markets - 0.5%
Hong Kong Exchanges & Clearing Ltd.	120,000	4,491,450
Total Hong Kong		6,932,842

India - 1.6%
Banks - 1.6%
HDFC Bank Ltd. - ADR	85,000	5,428,100
ICICI Bank Ltd. - ADR	282,468	8,434,494
		13,862,594
Total India		13,862,594

Ireland - 10.0%
Chemicals - 1.9%
Linde PLC	41,463	17,359,314
		$–
Construction Materials - 1.5%
CRH PLC	143,000	13,230,360
		$–
Food Products - 1.9%
Kerry Group PLC - Class A	178,785	17,243,197
		$–
Insurance - 1.8%
Aon PLC - Class A	44,742	16,069,537
		$–
Life Sciences Tools & Services - 1.6%
ICON PLC (b)	66,990	14,048,473
		$–
Passenger Airlines - 1.3%
Ryanair Holdings PLC	370,903	7,306,800
Ryanair Holdings PLC - ADR	93,715	4,085,037
		11,391,837
Total Ireland		89,342,718

Italy - 0.8%
Beverages - 0.8%
Davide Campari-Milano NV	1,109,646	6,944,635

Japan - 11.8%
Beverages - 1.3%
Asahi Group Holdings Ltd.	1,116,000	11,707,613
		$–
Chemicals - 1.4%
Shin-Etsu Chemical Co. Ltd.	380,262	12,524,739
		$–
Electronic Equipment, Instruments & Components - 2.0%
Keyence Corp.	34,173	13,890,356
Murata Manufacturing Co. Ltd.	225,000	3,569,587
		17,459,943
Entertainment - 1.7%
Nintendo Co. Ltd.	220,000	12,813,195
Nintendo Co. Ltd. - ADR	150,000	2,194,500
		15,007,695
Professional Services - 2.3%
BayCurrent, Inc.	621,059	20,896,032
		$–
Semiconductors & Semiconductor Equipment - 3.1%
Disco Corp.	47,500	12,600,677
Renesas Electronics Corp.	1,160,000	14,679,831
		27,280,508
Total Japan		104,876,530

Luxembourg - 1.0%
Life Sciences Tools & Services - 1.0%
Eurofins Scientific SE (b)	168,648	8,601,449

Netherlands - 5.3%
Financial Services - 2.1%
Adyen NV (a)(b)	12,685	18,850,925
		$–
Semiconductors & Semiconductor Equipment - 1.8%
ASML Holding NV - NY Shares	22,927	15,890,245
		$–
Trading Companies & Distributors - 1.4%
IMCD NV	83,441	12,400,239
Total Netherlands		47,141,409

Norway - 0.4%
Machinery - 0.4%
TOMRA Systems ASA	296,000	3,830,571

South Korea - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
SK Hynix, Inc.	129,194	14,804,382

Sweden - 2.2%
Electronic Equipment, Instruments & Components - 1.3%
Hexagon AB - Class B	1,216,000	11,609,685
		$–
Hotels, Restaurants & Leisure - 0.9%
Evolution AB (a)	98,935	7,629,457
Total Sweden		19,239,142

Switzerland - 10.5%
Capital Markets - 1.3%
Julius Baer Group Ltd.	183,937	11,932,242
		$–
Construction Materials - 1.5%
Holcim AG	136,000	13,094,755
		$–
Electrical Equipment - 1.5%
ABB Ltd.	65,000	3,509,904
ABB Ltd. - ADR	191,520	10,286,539
		13,796,443
Food Products - 0.9%
Nestle SA	40,000	3,281,728
Nestle SA - ADR	57,495	4,697,342
		7,979,070
Health Care Equipment & Supplies - 1.8%
Alcon AG	64,598	5,477,105
Alcon AG	126,317	10,723,050
		16,200,155
Life Sciences Tools & Services - 2.2%
Lonza Group AG	32,904	19,421,218
		$–
Pharmaceuticals - 1.0%
Roche Holding AG	21,800	6,095,427
Roche Holding AG - ADR	68,771	2,398,733
		8,494,160
Semiconductors & Semiconductor Equipment - 0.3%
STMicroelectronics NV	105,000	2,629,922
Total Switzerland		93,547,965

Taiwan - 3.4%
Semiconductors & Semiconductor Equipment - 3.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	151,898	29,998,336

United Kingdom - 11.5%
Aerospace & Defense - 0.9%
BAE Systems PLC	545,255	7,821,796
		$–
Beverages - 0.9%
Diageo PLC - ADR	60,635	7,708,528
		$–
Capital Markets - 1.8%
London Stock Exchange Group PLC	115,000	16,232,737
		$–
Health Care Equipment & Supplies - 0.9%
Smith & Nephew PLC	335,913	4,162,754
Smith & Nephew PLC - ADR	154,254	3,791,563
		7,954,317
Hotels, Restaurants & Leisure - 1.4%
InterContinental Hotels Group PLC	103,873	12,924,195
		$–
Oil, Gas & Consumable Fuels - 1.0%
Shell PLC	200,000	6,276,644
Shell PLC - ADR	39,206	2,456,256
		8,732,900
Personal Care Products - 1.4%
Unilever PLC	61,999	3,531,724
Unilever PLC - ADR	162,271	9,200,766
		12,732,490
Pharmaceuticals - 1.7%
AstraZeneca PLC	34,000	4,432,886
AstraZeneca PLC - ADR	160,073	10,487,983
		14,920,869
Trading Companies & Distributors - 1.5%
Ashtead Group PLC	212,000	13,115,966
Total United Kingdom		102,143,798

Uruguay - 2.3%
Broadline Retail - 2.3%
MercadoLibre, Inc. (b)	12,161	20,679,051
TOTAL COMMON STOCKS (Cost $639,480,325)		879,569,232

WARRANTS - 0.0%(c)	Contracts	Value
Canada - 0.0%(c)
Software - 0.0%(c)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00 (b)(d)	5,500	0
TOTAL WARRANTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 0.9%	Shares	Value
Money Market Funds - 0.9%
Fidelity Money Market Government Portfolio - Class I, 4.38% (e)	8,144,765	8,144,765
TOTAL SHORT-TERM INVESTMENTS (Cost $8,144,765)		8,144,765

TOTAL INVESTMENTS - 99.9% (Cost $647,625,090)		887,713,997
Other Assets in Excess of Liabilities - 0.1%		756,421
TOTAL NET ASSETS - 100.0%		$888,470,418
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AB - Aktiebolag
ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap
SE - Societas Europaea

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $32,347,609 or 3.6% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2024.

(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Buffalo International Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$315,868,472	$563,700,760	$–		$879,569,232
Warrants	–	–	0	(a)	0	(a)
Money Market Funds	8,144,765	–	–		8,144,765
Total Investments	$324,013,237	$563,700,760	$0	(a)	$887,713,997

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.

The following is a reconciliation of the Buffalo International Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2024:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investment in Securities Period Ended December 31, 2024
Fair Value as of 3/31/2024	$0
Total unrealized gains included in earnings	-
Realized gains included in earnings	-
Purchases	-
Sales	-
Fair Value as of 12/31/2024	$0

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating to assets still held at the reporting date	$-